                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to rule 12-12 of Regulation S-X is as follows:


                               Senior Income Trust

                            Portfolio of Investments

                          October 31, 2005 (Unaudited)

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            VARIABLE RATE** SENIOR LOAN INTERESTS 178.0%
            AEROSPACE/DEFENSE 6.4%
  $10,626   Alion Science and Technology Corp.,
            Term Loan ..............................................     B1      B+    6.27 to   08/02/09      $ 10,705,676
                                                                                       6.45%
    4,163   AM General, LLC,
            Term Loan (b) ..........................................     NR      NR    8.37 to   11/01/11         4,339,406
                                                                                       10.25
    2,948   Anteon International Corp.,
            Term Loan (b) ..........................................     Ba2     BB    5.83      12/31/10         2,986,414
    1,643   Apptis, Inc.,
            Term Loan ..............................................     B2      B+    7.29      01/05/10         1,653,667
    7,585   ARINC, Inc.,
            Term Loan ..............................................     Ba3     BB    6.02 to   03/10/11         7,669,826
                                                                                       6.20
    6,584   Ceradyne, Inc.,
            Term Loan ..............................................     Ba3     BB-   6.00      08/18/11         6,616,418
    6,000   Delta Airlines, Inc.,
            Term Loan ..............................................     NR      NR    8.39 to   03/16/08         6,221,902
                                                                                       10.39
    4,057   DRS Technologies, Inc.,
            Term Loan ..............................................     Ba3     BB-   5.28 to   11/04/10         4,088,334
                                                                                       5.98
    9,254   DynCorp International, LLC,
            Term Loan ..............................................     B2      B+    6.69 to   02/11/11         9,292,059
                                                                                       6.81
    3,890   ILC Industries, Inc.,
            Term Loan ..............................................     NR      NR    6.52      02/24/12         3,951,035
   10,331   K&F Industries, Inc.,
            Term Loan ..............................................     B2      B+    6.34 to   11/16/12        10,453,934
                                                                                       6.45
    5,274   SI International, Inc.,
            Term Loan ..............................................     B1      B+    5.78 to   02/09/11         5,346,011
                                                                                       6.53
   13,117   Spirit AeroSystems, Inc.,
            Term Loan ..............................................     B1      BB-   6.41      12/31/11        13,302,404
    6,891   TransDigm, Inc.,
            Term Loan ..............................................     B1      B+    6.19      07/22/10         7,000,416
    5,746   Wyle Laboratories, Inc.,
            Term Loan ..............................................     NR      B+    6.46      01/28/11         5,828,726
                                                                                                               ------------
                                                                                                                 99,456,228
                                                                                                               ------------
            AUTOMOTIVE 5.8%
    9,374   Accuride Corp.,
            Term Loan (b) ..........................................     B1      B+    6.13 to   01/31/12         9,446,282
                                                                                       6.25
   14,021   Federal-Mogul Corp.,
            Term Loan (c) ..........................................     NR      NR    7.83      12/09/05        14,055,961

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            AUTOMOTIVE (CONTINUED)
   15,384   Federal-Mogul Corp.,
            Revolving Credit Agreement (c) .........................     NR      NR    7.83      12/09/05        15,431,585
    2,300   Heartland Automotive Holdings, Inc.,
            Term Loan ..............................................     NR      NR    6.86 to   01/31/10 to      2,323,360
                                                                                       10.86     01/31/12
   10,448   MetoKote Corp.,
            Term Loan ..............................................     B2      B+    6.94 to   11/27/11        10,499,738
                                                                                       7.25
    6,120   Polypore, Inc.,
            Term Loan ..............................................     B1      B     6.34      11/12/11         6,133,323
   10,922   Safelite Glass Corp.,
            Term Loan ..............................................     NR      NR    8.52 to   09/30/07        10,867,137
                                                                                       9.02
    3,818   Tenneco Automotive, Inc.,
            Term Loan ..............................................     B1      B+    6.08      12/12/10         3,881,426
   15,711   TRW Automotive, Inc.,
            Term Loan ..............................................     Ba2     BB+   4.94 to   10/29/10 to     15,845,870
                                                                                       5.25      06/30/12
    1,808   United Components, Inc.,
            Term Loan ..............................................     B1      BB-   6.26      06/30/10         1,837,719
                                                                                                               ------------
                                                                                                                 90,322,401
                                                                                                               ------------
            BEVERAGE, FOOD & TOBACCO 11.0%
   10,340   Acosta Sales Co., Inc.,
            Term Loan (b) ..........................................     NR      NR    7.25      08/10/10        10,469,250
   13,086   Birds Eye Foods, Inc.,
            Term Loan (b) ..........................................     B1      B+    6.83      06/30/08        13,243,623
    3,336   Commonwealth Brands, Inc.,
            Term Loan (b) ..........................................     NR      NR    7.13 to   08/28/07 to      3,398,861
                                                                                       11.84     04/15/08
    6,117   Constellation Brands, Inc.,
            Term Loan (b) ..........................................     Ba2     BB    5.44 to   11/30/11         6,190,530
                                                                                       5.75
    5,211   Culligan International Co.,
            Term Loan (b) ..........................................     B1      B+    6.47      09/30/11         5,278,630
    7,245   Dole Food Co., Inc.,
            Term Loan ..............................................     Ba3     BB    5.31 to   04/18/12         7,313,497
                                                                                       7.25
    6,900   Dole Holding Co.,
            Term Loan ..............................................     B3      B     9.44      07/22/10         7,115,625
   21,551   DS Waters Enterprises, LP,
            Term Loan ..............................................     Caa2    CCC   8.56 to   11/07/09        20,985,272
                                                                                       8.58
    6,783   Luigino's, Inc.,
            Term Loan ..............................................     B1      B+    6.88 to   04/02/11         6,838,308
                                                                                       7.13

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
   10,571   Michael Foods, Inc.,
            Term Loan ..............................................     B1      B+    5.09 to   11/21/10 to     10,737,959
                                                                                       6.59      11/20/11
    8,216   National Dairy Holdings, LP,
            Term Loan ..............................................     B1      NR    6.08      03/15/12         8,282,988
    3,000   National Distributing, Co., Inc.,
            Term Loan ..............................................     NR      NR    10.56     06/22/10         3,007,500
    2,512   OSI Foods GMBH & Co. KG,
            Term Loan ..............................................     NR      NR    6.02      09/02/11         2,544,437
    5,652   OSI Group, LLC,
            Term Loan ..............................................     NR      NR    6.02      09/02/11         5,724,984
    3,140   OSI-Holland Finance B.V.,
            Term Loan ..............................................     NR      NR    6.02      09/02/11         3,180,547
    4,670   Pbm Products, LLC,
            Term Loan ..............................................     NR      NR    7.09 to   07/26/11         4,704,997
                                                                                       7.17
    8,104   Pierre Foods, Inc.,
            Term Loan ..............................................     B1      B+    6.37 to   06/30/10         8,215,430
                                                                                       6.56
   31,346   Pinnacle Foods, Inc.,
            Term Loan ..............................................     B1      B+    6.37 to   11/25/10        31,776,940
                                                                                       7.31
      750   Reddy Ice Group, Inc.,
            Term Loan ..............................................     B1      B+    5.87      08/09/12           757,969
    6,989   Sturm Foods, Inc.,
            Term Loan ..............................................     NR      NR    6.81 to   05/26/11 to      7,059,916
                                                                                       10.69     05/26/12
    1,204   Sunny Delight Beverage Co.,
            Term Loan ..............................................     B1      B+    8.08 to   08/20/10         1,214,950
                                                                                       8.36
    3,980   Volume Services America,
            Term Loan ..............................................     B2      NR    7.47 to   10/01/10         4,022,288
                                                                                       8.00
                                                                                                               ------------
                                                                                                                172,064,501
                                                                                                               ------------
            BROADCASTING - CABLE 11.7%
    2,400   Adelphia Communications Corp.,
            Term Loan ..............................................     NR      NR    2.25      03/31/06         2,412,000
    5,319   Cebridge Connections, Inc.,
            Term Loan ..............................................     NR      NR    6.78 to   02/23/09         5,352,244
    3,300   Century Cable Holdings, LLC,                                               9.00
            Term Loan (b) (c) ......................................     NR      NR    8.75      06/30/09         3,273,778
   61,241   Charter Communications Operating, LLC,
            Term Loan (b) ..........................................     B2      B     7.25 to   04/27/10 to     61,423,366
                                                                                       7.50      04/07/11

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            BROADCASTING - CABLE (CONTINUED)
    9,593   Frontiervision Operating Partners, LP,
            Term Loan (c)...........................................     NR      NR    8.15 to   09/30/05 to      9,641,646
                                                                                       8.28      03/31/06
    2,354   Frontiervision Operating Partners, LP,
            Revolving Credit Agreement (c)..........................     NR      NR    8.15      10/31/05         2,367,103
   13,373   Hilton Head Communications, LP,
            Term Loan (c)...........................................     NR      NR    8.00      03/31/08        13,159,280
    7,360   Hilton Head Communications, LP,
            Revolving Credit Agreement (c)..........................     NR      NR    6.75      09/30/07         7,190,720
    9,222   Insight Midwest Holdings, LLC,
            Term Loan...............................................     Ba3     BB-   6.06      12/31/09         9,363,033
    4,987   MCC Iowa, LLC,
            Term Loan...............................................     Ba3     BB-   5.87 to   02/01/14         5,064,987
                                                                                       6.23
   47,495   Olympus Cable Holdings, LLC,
            Term Loan (c)...........................................     NR      NR    8.00 to   06/30/10 to     46,936,821
                                                                                       8.75      09/30/10
   10,871   Parnassos, LP,
            Term Loan (c)...........................................     NR      NR    6.75      06/30/07        10,844,740
    4,753   Parnassos, LP,
            Revolving Credit Agreement (c)..........................     NR      NR    6.75      06/30/07         4,739,938
                                                                                                               ------------
                                                                                                                181,769,656
                                                                                                               ------------
            BROADCASTING - DIVERSIFIED 0.4%
    6,000   Entravision Communications Corp.,
            Term Loan...............................................     Ba3     B+    5.55      03/29/13         6,052,500
                                                                                                               ------------
            BROADCASTING - RADIO   0.8%
    8,973   Spanish Broadcasting Systems, Inc.,
            Term Loan...............................................     B1      B+    6.03 to   06/10/12 to      9,107,088
                                                                                       7.51      06/10/13
    3,483   Susquehanna Media Co.,
            Term Loan...............................................     Ba2     BB-   5.95 to   03/31/12         3,503,179
                                                                                       6.09
                                                                                                               ------------
                                                                                                                 12,610,267
                                                                                                               ------------
            BROADCASTING - TELEVISION 0.6%
    4,200   HIT Entertainment, Inc.,
            Term Loan...............................................     B1      B     6.11      03/20/12         4,215,750
    5,342   NEP Supershooters, LP,
            Term Loan...............................................     B1      B     7.71 to   02/03/11         5,414,980
                                                                                       8.02
                                                                                                               ------------
                                                                                                                  9,630,730
                                                                                                               ------------

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *      Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            BUILDINGS & REAL ESTATE 8.4%
    6,000   AIMCO Properties, LP,
            Term Loan (b)...........................................     NR      NR    5.72 to   11/02/09 to      6,073,315
                                                                                       5.89      11/09/09
    6,667   BioMed Realty, Inc.,
            Term Loan (b)...........................................     NR      NR    6.11      05/30/10         6,675,000
    6,188   CB Richard Ellis Services, Inc.,
            Term Loan (b)...........................................     Ba3     BB-   5.48 to   03/31/10         6,257,424
                                                                                       6.34
      319   Central Parking Corp.,
            Term Loan...............................................     Ba3     BB-   6.02      03/31/10           320,757
    3,121   Corrections Corp. of America,
            Term Loan (b)...........................................     Ba2     BB    5.62 to   03/31/08         3,160,397
                                                                                       5.96
      140   Corrections Corp. of America,
            Revolving Credit Agreement (b)..........................     Ba2     BB    5.30      03/31/06           139,300
      922   Crescent Real Estate Funding XII, LP,
            Term Loan (b)...........................................     NR      NR    6.11      01/12/06           927,290
   51,043   General Growth Properties, LLC,
            Term Loan...............................................     Ba2     BB+   5.61 to   11/12/07 to     51,548,792
                                                                                       6.09      11/12/08
    3,527   GEO Group, Inc.,
            Term Loan...............................................     Ba3     BB-   6.06      09/14/11         3,561,839
    6,000   Landsource Communities Development, LLC,
            Term Loan...............................................     NR      NR    6.50      03/31/10         6,054,378
   12,936   Lion Gables Realty, LP,
            Term Loan...............................................     Ba2     BB+   5.63      09/30/06        13,005,214
   14,166   Macerich Partnership, LP,
            Term Loan...............................................     NR      NR    5.63 to   04/25/06 to     14,234,903
                                                                                       5.66      04/25/10
    3,513   NewKirk Master, LP,
            Term Loan...............................................     Ba2     BB+   5.86 to   08/11/08         3,565,978
                                                                                       6.05
    2,500   Shea Mountain House, LLC,
            Term Loan...............................................     NR      NR    5.59      05/11/11         2,528,125
    4,500   South Edge, LLC,
            Term Loan...............................................     NR      NR    5.31 to   10/31/07 to      4,536,248
                                                                                       5.56      10/31/09
    8,400   Yellowstone Development, LLC,
            Term Loan...............................................     NR      NR    6.46      09/30/10         8,505,000
                                                                                                               ------------
                                                                                                                131,093,960
                                                                                                               ------------
            BUSINESS EQUIPMENT 0.8%
    2,500   ACCO Brands Corp.,
            Term Loan (b)...........................................     Ba3     BB-   5.59 to   08/17/12         2,531,562
                                                                                       5.92

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *      Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   -----------
            BUSINESS EQUIPMENT (CONTINUED)
    4,495   Katun Corp.,
            Term Loan...............................................     NR      B+    8.27      06/30/09         4,505,750
    5,477   Verifone, Inc.,
            Term Loan...............................................     B1      B+    6.24      06/30/11         5,522,805
                                                                                                               ------------
                                                                                                                 12,560,117
                                                                                                               ------------
            CHEMICALS, PLASTICS & RUBBER 11.6%
    3,900   Basell Finance Co.,
            Term Loan...............................................     Ba3     B+    6.58 to   09/07/13 to      3,968,115
                                                                                       7.24      09/07/14
    1,789   Becker-Underwood, Inc.,
            Term Loan...............................................     NR      NR    8.27 to   09/30/11 to      1,789,200
                                                                                       11.02     03/31/12
    6,500   Brenntag, AG, (Germany),
            Term Loan (b)...........................................     B1      BB-   6.81      02/27/12         6,531,687
   18,582   Celanese, AG (Germany),
            Term Loan (b)...........................................     B1      B+    6.31      04/06/11        18,860,842
    4,440   Hercules, Inc.,
            Term Loan...............................................     Ba1     BB    5.77 to   10/08/10         4,496,515
                                                                                       5.86
   50,846   Huntsman International, LLC,
            Term Loan...............................................     Ba3     BB-   5.72      08/16/12        51,177,004
   19,357   INVISTA,
            Term Loan...............................................     Ba3     BB    5.77 to   04/30/10 to     19,676,857
                                                                                       6.31      04/29/11
   10,909   ISP Chemco, Inc.,
            Term Loan...............................................     Ba2     BB+   5.75 to   03/27/11        11,045,236
                                                                                       5.94
    8,349   Kraton Polymers, LLC,
            Term Loan...............................................     B1      B+    6.19 to   12/23/10         8,484,505
                                                                                       6.63
   23,933   Nalco Co.,
            Term Loan...............................................     B1      BB-   5.66 to   11/04/09 to     24,318,021
                                                                                       6.53      11/04/10
   10,249   PQ Corp.,
            Term Loan...............................................     B1      B+    6.06      02/10/12        10,331,769
   20,549   Rockwood Specialties Group, Inc.,
            Term Loan...............................................     B1      B+    6.47      07/30/12        20,901,782
                                                                                                               ------------
                                                                                                                181,581,533
                                                                                                               ------------
            CONSTRUCTION MATERIAL 1.9%
    2,544   Brand Services, Inc.,
            Term Loan (b)...........................................     B2      B     7.02 to   01/15/12         2,586,551
                                                                                       7.29
    1,863   Builders FirstSource, Inc.,
            Term Loan (b)...........................................     B1      BB-   6.19 to   08/11/11 to      1,878,860
                                                                                       8.04      02/15/12

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *      Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   -----------
            CONSTRUCTION MATERIAL (CONTINUED)
    1,955   Building Materials Holding Corp.,
            Term Loan (b) ..........................................     NR      BB    5.78      06/30/10        1,969,662
    6,680   Contech Construction Products, Inc,
            Term Loan (b) ..........................................     Ba3     BB-   6.08 to   12/07/10        6,786,111
                                                                                       8.00
    5,344   Interline Brands, Inc.,
            Term Loan ..............................................     B1      BB    5.69 to   12/31/10        5,390,382
                                                                                       6.27
      378   Itron, Inc.,
            Term Loan ..............................................     Ba3     BB-   5.63 to   07/01/11          381,453
                                                                                       5.94
      600   Panolam Industries International, Inc.,
            Term Loan ..............................................     B1      B+    6.77      09/30/12          609,000
    2,280   Professional Paint, Inc.,
            Term Loan ..............................................     NR      NR    6.94 to   09/30/11        2,297,100
                                                                                       7.31
      938   Sensus Metering Systems, Inc.,
            Term Loan ..............................................     B2      B+    6.35 to   12/17/10          948,669
                                                                                       6.54
    1,740   Werner Holding, Inc.,
            Term Loan ..............................................     Caa2    B-    7.83 to   06/11/09        1,740,397
                                                                                       8.11
    5,019   Werner Holding, Inc.,
            Term Loan (g) ..........................................     Caa2    B-    14.12     12/11/09        4,767,831
                                                                                                               -----------
                                                                                                                29,356,016
                                                                                                               -----------
            CONTAINERS, PACKAGING & GLASS 7.5%
    4,589   Berry Plastics Corp.,
            Term Loan (b) ..........................................     B1      B+    5.86      12/02/11        4,645,856
    3,125   BWAY Corp.,
            Term Loan (b) ..........................................     B1      B+    6.31      06/30/11        3,171,672
    1,778   Consolidated Container Co., LLC,
            Term Loan ..............................................     B2      B-    7.31 to   12/15/08        1,800,830
                                                                                       7.50
   22,858   Dr. Pepper Bottling Group, Inc.,
            Term Loan ..............................................     B1      NR    5.86 to   12/19/10       23,209,006
                                                                                       6.18
    3,185   Graham Packaging Co., LP,
            Term Loan ..............................................     B2      B     6.38 to   10/07/11 to     3,230,527
                                                                                       8.25      04/07/12
   16,911   Graphic Packaging International Corp.,
            Term Loan ..............................................     B1      B+    6.19 to   06/30/10       17,088,132
                                                                                       6.72
      185   Graphic Packaging International Corp.,
            Revolving Credit Agreement .............................     B1      B+    8.75      08/08/09          180,461
    4,276   Impress Metal Packaging Holding
            B.V., (Netherlands),
            Term Loan ..............................................     NR      B+    6.91      12/31/06        4,297,283

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
    7,019   Kranson Industries, Inc.,
            Term Loan ..............................................     NR      NR    6.78      07/30/11         7,124,518
   15,791   Owens-Illinois, Inc.,
            Term Loan ..............................................     B1      BB-   5.67 to   04/01/07 to     15,938,265
                                                                                       5.87      04/01/08
    8,157   Packaging Dynamics,
            Term Loan ..............................................     NR      NR    6.03 to   09/29/08 to      8,176,940
                                                                                       6.28      09/29/09
    6,268   Ranpak Corp.,
            Term Loan ..............................................     NR      NR    6.97 to   03/15/10 to      6,315,097
                                                                                       10.47     03/17/11
    8,950   Smurfit-Stone Container Corp.,
            Term Loan ..............................................     Ba3     BB-   5.56 to   11/01/11         9,064,913
                                                                                       5.88
    2,990   Smurfit-Stone Container Corp.,
            Revolving Credit Agreement .............................     Ba3     BB-   6.13 to   11/01/09         2,948,887
                                                                                       8
    2,663   Solo Cup, Inc.,
            Term Loan ..............................................     B2      B+    6.36 to   02/27/11         2,674,850
                                                                                       6.52
    5,910   U.S. Can Corp.,
            Term Loan ..............................................     B3      B     7.65 to   01/15/10         5,939,550
                                                                                       7.75
    1,108   Unifrax Corp.,
            Term Loan ..............................................     B1      B+    6.38      03/29/12         1,126,304
                                                                                                               ------------
                                                                                                                116,933,091
                                                                                                               ------------
            DIVERSIFIED MANUFACTURING   0.7%
   10,480   Euramax International, Inc.,
            Term Loan ..............................................     Caa1    B-    6.63 to   06/29/12 to     10,369,785
                                                                                       10.55     06/29/13
                                                                                                               ------------
            ECOLOGICAL   5.0%
   34,997   Allied Waste North America, Inc.,
            Term Loan (b) ..........................................     B1      BB    5.52 to   01/15/12        35,229,447
                                                                                       6.21
    6,996   Duratek, Inc.,
            Term Loan ..............................................     B1      BB-   6.75 to   12/16/09         7,013,189
                                                                                       7.19
    9,122   Envirocare of Utah, LLC,
            Term Loan ..............................................     NR      NR    6.95 to   04/13/10         9,403,220
                                                                                       9.70
    3,560   Environmental Systems Products Holdings,
            Term Loan ..............................................     Caa1    NR    6.99 to   12/12/08 to      3,628,959
                                                                                       14.24     12/12/10
    4,636   Great Lakes Dredge & Dock Corp.,
            Term Loan ..............................................     B3      CCC+  7.10 to   12/22/10         4,691,205
                                                                                       7.90

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            ECOLOGICAL (CONTINUED)
    1,493   Safety-Kleen Corp.,
            Term Loan ..............................................     NR      NR    10.94     09/15/08         1,522,350
                                                                                       to
                                                                                       11.08
    3,943   Synagro Technologies, Inc.,
            Term Loan ..............................................     B2      BB-   6.17      06/21/12         3,969,964

    4,746   Waste Services, Inc.,
            Term Loan ..............................................     Caa1    B-    7.14 to   03/31/11         4,796,426
                                                                                       7.61
    1,167   Waste Services, Inc.,
            Revolving Credit Agreement .............................     Caa1    B-    8.32 to   04/29/09         1,149,167
                                                                                       8.68
    1,800   WasteQuip, Inc.,
            Term Loan ..............................................     B2      B-    6.52 to   07/15/11 to      1,827,000
                                                                                       10.02     07/15/12
    5,473   WCA Waste Systems, Inc.,
            Term Loan ..............................................     B3      B     7.03      04/28/11         5,479,341
                                                                                                               ------------
                                                                                                                 78,710,268
                                                                                                               ------------
            ELECTRONICS 5.0%
    8,464   AMI Semiconductor, Inc.,
            Term Loan (b) ..........................................     Ba3     BB-   5.58      04/01/12         8,513,122
    6,500   Amkor Technology, Inc.,
            Term Loan ..............................................     B2      B     8.33      10/27/10         6,670,625
    4,475   Audio Visual Services Corp.,
            Term Loan ..............................................     B1      NR    6.78      05/18/11         4,519,750
    4,178   Automata, Inc.,
            Term Loan (a) (c) (i) ..................................     NR      NR    N/A       02/28/03 to              0
                                                                                                 02/28/04
      847   Eastman Kodak Co.,
            Term Loan ..............................................     Ba2     B+    6.25 to   10/18/12           844,306
                                                                                       6.61
   17,234   ON Semiconductor Corp.,
            Term Loan ..............................................     B3      B+    7.06      12/15/11        17,475,855
   16,930   Spectrum Brands, Inc.,
            Term Loan ..............................................     B1      B+    5.79 to   02/06/12        17,074,578
                                                                                       6.11
    1,800   SSA Global Technologies, Inc.,
            Term Loan ..............................................     B2      BB-   5.97      09/22/11         1,811,250
    9,867   UGS Corp.,
            Term Loan ..............................................     B1      B+    6.08      03/31/12        10,023,918
    5,360   Viasystems, Inc.,
            Term Loan ..............................................     B2      NR    8.27 to   09/30/09         5,433,193
                                                                                       8.38
    5,000   Xerox Corp.,
            Term Loan ..............................................     NR      BB-   5.83      09/30/08         5,050,000
                                                                                                               ------------
                                                                                                                 77,416,597
                                                                                                               ------------

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------               Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            ENTERTAINMENT & LEISURE 11.4%
    2,726   24 Hour Fitness Worldwide, Inc.,
            Term Loan (b) ..........................................     B2      B     6.78      06/08/12         2,772,384
    2,985   Alliance Atlantis Communications, Inc,
            Term Loan (b) ..........................................     Ba2     BB    5.83      12/20/11         3,012,053
      499   Blockbuster, Inc.,
            Term Loan ..............................................     B3      B     6.99 to   08/20/11           486,521
                                                                                       7.54
    2,877   Detroit Red Wings, Inc.,
            Term Loan ..............................................     NR      NR    6.27      08/30/06         2,891,726
    9,500   Fender Musical Instruments Corp.,
            Term Loan ..............................................     B1      B-    6.31 to   03/30/12 to      9,595,000
                                                                                       8.72      09/30/12
    4,026   Festival Fun Parks, LLC,
            Term Loan ..............................................     NR      NR    8.60 to   06/30/07 to      4,008,604
                                                                                       9.10      12/31/07
   50,000   Metro-Goldwyn-Mayer Studios, Inc.,
            Term Loan ..............................................     NR      NR    6.27      04/08/12        50,484,400
    1,308   Metro-Goldwyn-Mayer Studios, Inc.,
            Revolving Credit Agreement .............................     NR      NR    6.58      04/08/10         1,268,462
    5,000   Mets, LP,
            Term Loan ..............................................     NR      NR    6.39      07/25/10         5,056,250
      570   Movie Gallery, Inc.,
            Term Loan ..............................................     B2      B     7.58      04/27/10           558,362
    8,500   New Jersey Basketball, LLC,
            Term Loan ..............................................     NR      NR    7.63      08/16/08         8,500,000
    2,101   Panavision, Inc.,
            Term Loan ..............................................     B3      CCC   10.39     01/12/07         2,146,918
    7,679   Pure Fishing, Inc.,
            Term Loan ..............................................     B2      B-    6.77 to   09/30/10 to      7,742,636
                                                                                       9.39      03/31/11
   29,634   Regal Cinemas Corp.,
            Term Loan ..............................................     Ba3     BB-   6.02      11/10/10        29,979,231
      450   Regal Cinemas Corp.,
            Revolving Credit Agreement .............................     Ba3     BB-   8.50      05/11/09           440,625
    8,676   Six Flags Theme Parks, Inc.,
            Term Loan ..............................................     B1      B-    6.50 to   06/30/09         8,783,102
                                                                                       6.84
       62   Six Flags Theme Parks, Inc.,
            Revolving Credit Agreement .............................     B1      B-    6.72      06/30/08            61,176
    4,200   Tiger Ballpark, LLC,
            Term Loan ..............................................     NR      NR    5.63      08/15/10         4,210,500
    9,306   True Temper Sports, Inc.,
            Term Loan ..............................................     B2      B     6.53 to   03/15/11         9,399,453
                                                                                       8.75

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------               Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon   Maturity *        Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            ENTERTAINMENT & LEISURE (CONTINUED)
    5,955   Universal City Development Partners, LP,
            Term Loan ..............................................     Ba3     BB-   5.81 to   06/09/11         6,038,120
                                                                                       6.15
   16,403   WMG Acquisition Corp.,
            Term Loan ..............................................     B1      B+    5.52 to   02/28/11        16,589,394
                                                                                       6.37
    2,263   Yankess Holdings, LP,
            Term Loan ..............................................     NR      NR    6.36      06/25/07         2,285,486
    1,445   Yonkers Racing Corp.,
            Term Loan ..............................................     NR      NR    7.50      08/12/11         1,460,536
                                                                                                               ------------
                                                                                                                177,770,939
                                                                                                               ------------
            FARMING & AGRICULTURE   0.1%
    1,944   Central Garden & Pet Co.,
            Term Loan ..............................................     Ba2     BB+   5.72 to   05/15/09
                                                                                       5.83                       1,971,792
                                                                                                               ------------
            FINANCE 3.2%
    3,807   DCS Business Services, Inc.,
            Term Loan ..............................................     NR      NR    7.76 to   02/04/11         3,817,019
                                                                                       10.00
   19,856   Fidelity National Information Solutions, Inc.,
            Term Loan ..............................................     Ba3     BB    5.69      03/09/13        19,947,549
    7,912   Outsourcing Solutions, Inc.,
            Term Loan ..............................................     NR      B-    8.34      09/30/10         7,971,424
    6,959   Rent-A-Center, Inc.,
            Term Loan ..............................................     Ba2     BB+   5.38 to   06/30/10         7,045,009
                                                                                       5.76
   10,725   Transfirst Holdings, Inc.,
            Term Loan ..............................................     NR      NR    7.06 to   03/31/10 to     10,788,844
                                                                                       11.56     03/31/11
                                                                                                               ------------
                                                                                                                 49,569,845
                                                                                                               ------------
            HEALTHCARE 10.6%
    6,771   Ameripath, Inc.,
            Term Loan ..............................................     B2      B+    7.33      03/27/10         6,829,757
    8,131   Center for Diagnostic Imaging (CDI),
            Term Loan ..............................................     B2      B+    7.53      12/31/10         8,008,546
   40,204   Community Health Systems, Inc.,
            Term Loan (b) ..........................................     Ba3     BB-   5.61      08/19/11        40,761,432
    7,800   Concentra Operating Corp.,
            Term Loan (b) ..........................................     B1      B+    6.05      09/30/11         7,899,941
      995   Diagnostic Imaging Services, Inc., LLC,
            Term Loan ..............................................     B2      B+    7.25      05/04/12           993,756

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------               Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon   Maturity *        Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            HEALTHCARE (CONTINUED)
   11,019   FHC Health Systems, Inc.,
            Term Loan ..............................................     B2      B     9.87 to   12/18/09 to     11,274,463
                                                                                       12.87     02/09/11
    1,152   Genoa Healthcare Group, LLC,
            Term Loan ..............................................     B2      B     7.11 to   08/10/12         1,168,560
                                                                                       9.00
    2,322   Healthronics, Inc.,
            Term Loan ..............................................     Ba3     BB-   5.88      03/23/11         2,325,401
   44,643   LifePoint Hospitals, Inc.,
            Term Loan ..............................................     Ba3     BB    5.44      04/15/12        44,974,250
    4,150   Medcath Holdings Corp.,
            Term Loan ..............................................     B2      B+    6.29 to   06/30/11         4,185,499
                                                                                       8.00
    2,333   Multiplan, Inc.,
            Term Loan ..............................................     Ba3     B+    6.53      03/04/09         2,368,333
    3,809   PacifiCare Health Systems, Inc.,
            Term Loan ..............................................     Ba2     BBB-  5.13 to   12/13/10         3,823,887
                                                                                       5.63
   26,315   Select Medical Corp.,
            Term Loan ..............................................     B1      BB-   5.57 to   02/24/12        26,362,057
                                                                                       7.50
    1,300   Select Medical Corp.,
            Revolving Credit Agreement .............................     B1      BB-   6.07 to   02/24/11         1,293,500
                                                                                       6.18
    3,568   Sterigenics International, Inc.,
            Term Loan ..............................................     B2      B+    6.87 to   06/14/11         3,621,146
                                                                                       8.75
                                                                                                               ------------
                                                                                                                165,890,528
                                                                                                               ------------
            HEALTHCARE & BEAUTY 2.6%
   10,752   American Safety Razor Co.,
            Term Loan (b) ..........................................     B2      CCC+  6.61 to   02/28/12 to     10,916,250
                                                                                       10.31     08/28/12
      180   American Safety Razor Co.,
            Revolving Credit Agreement .............................     B2      CCC+  8.75      02/28/10           176,400
    3,900   CEI Holdings, Inc.,
            Term Loan ..............................................     NR      NR    6.62 to   12/03/10 to      3,796,890
                                                                                       10.42     12/03/11
    2,993   Marietta Intermediate Holding Corp.,
            Term Loan ..............................................     NR      NR    7.22 to   12/17/10 to      3,038,374
                                                                                       11.19     12/17/11
    9,910   MD Beauty, Inc.,
            Term Loan ..............................................     B1      B     3.00 to   02/18/12 to     10,045,520
                                                                                       11.25     02/18/13
   13,071   Prestige Brands Holdings, Inc.,
            Term Loan ..............................................     B1      B+    5.18 to   04/06/11        13,250,926
                                                                                       8.00
                                                                                                               ------------
                                                                                                                 41,224,360
                                                                                                               ------------

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES &
            DURABLE CONSUMER PRODUCTS 2.2%
    6,058   Formica Corp.,
            Term Loan ..............................................     NR      NR    9.03 to   06/10/10         6,088,483
                                                                                       9.08
    3,825   Hunter Fan Co.,
            Term Loan ..............................................     B1      B     6.75 to   03/24/12         3,815,438
                                                                                       6.94
    1,380   Imperial Home Decor Group, Inc.,
            Term Loan (a)(d)(i) ....................................     NR      NR    N/A       04/04/06            34,490
   11,696   National Bedding Co.,
            Term Loan ..............................................     B1      BB-   5.82 to   08/31/11 to     11,608,844
                                                                                       9.17      08/31/12
   12,247   Sealy Mattress Co.,
            Term Loan ..............................................     B1      B+    5.62 to   04/06/12        12,372,945
                                                                                       7.25
                                                                                                               ------------
                                                                                                                 33,920,200
                                                                                                               ------------
            HOTELS, MOTELS, INNS & GAMING 12.3%
    1,429   Alliance Gaming Corp.,
            Term Loan (b) ..........................................     B1      BB-   6.77      09/04/09         1,428,879
    4,888   Boyd Gaming Corp.,
            Term Loan (b) ..........................................     Ba2     BB    5.52 to   06/30/11         4,951,776
                                                                                       5.70
    8,379   CCM Merger, Corp.,
            Term Loan (b) ..........................................     B1      B+    5.84 to   09/30/12         8,460,176
                                                                                       5.96
    7,500   CNL Hospitality Partners, LP,
            Term Loan ..............................................     NR      NR    6.20      02/09/08         7,518,750
    5,112   Global Cash Access, LLC,
            Term Loan ..............................................     B2      B+    6.33      03/10/10         5,190,186
    7,739   Greektown Casino, LLC,
            Term Loan ..............................................     NR      NR    7.58      12/31/05         7,778,140
    4,925   Green Valley Ranch Gaming, LLC,
            Term Loan ..............................................     B1      NR    6.02      12/17/11         4,996,082
    4,179   Herbst Gaming, Inc.,
            Term Loan ..............................................     B1      B+    6.02 to   01/31/11         4,233,849
                                                                                       6.20
    5,243   Interstate Operating Co., LP,
            Term Loan ..............................................     B2      B     8.63      01/14/08         5,308,727
    3,965   Isle of Capri Casinos, Inc.,
            Term Loan ..............................................     Ba2     BB-   3.74 to   02/04/11         3,997,867
                                                                                       6.17
    6,000   Kuilima Resort Co.,
            Term Loan ..............................................     NR      NR    6.83 to   09/30/10 to      6,060,000
                                                                                       10.58     09/30/11
    4,871   Marina District Finance Co.,
            Term Loan ..............................................     NR      NR    5.91      10/20/11         4,911,306

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
    7,339   MGM Mirage,
            Term Loan ..............................................     Ba2     BB    5.01      04/25/10         7,368,775
   15,682   MGM Mirage,
            Revolving Credit Agreement .............................     Ba2     BB    5.01 to   04/25/10        15,289,567
                                                                                       5.99
      664   Pinnacle Entertainment,
            Term Loan ..............................................     B1      BB-   6.85 to   08/27/10           672,791
                                                                                       6.89
   44,375   Planet Hollywood International, Inc.,
            Term Loan ..............................................     B3      B-    5.30      08/31/10        44,393,825
      111   Planet Hollywood International, Inc.,
            Term Loan (g) ..........................................     B3      B-    8.05      08/31/10           110,787
    8,836   Resorts International Hotel & Casino, Inc.,
            Term Loan ..............................................     B3      B     6.53 to   04/26/12 to      8,800,116
                                                                                       10.27     04/26/13
    6,848   Scientific Games Corp.,
            Term Loan ..............................................     Ba2     BB    5.84      12/23/09         6,939,558
   20,200   Venetian Casino Resorts, LLC,
            Term Loan ..............................................     B1      BB-   5.77      06/15/11        20,390,951
   22,338   Wynn Las Vegas, LLC,
            Term Loan ..............................................     B2      B+    6.20      12/14/11        22,602,758
                                                                                                               ------------
                                                                                                                191,404,866
                                                                                                               ------------
            INSURANCE 3.7%
    8,887   Alliant Resources Group, Inc.,
            Term Loan ..............................................     B2      B     7.34 to   08/31/11         8,954,156
                                                                                       9.25
    4,925   Bristol West Holdings, Inc.,
            Term Loan ..............................................     Ba1     BB+   5.77      02/18/11         4,949,625
    2,867   CCC Information Services Group, Inc.,
            Term Loan ..............................................     B1      B+    6.83      08/20/10         2,873,857
    6,759   Conseco, Inc.,
            Term Loan (b) ..........................................     B2      BB-   5.97      06/22/10         6,847,661
    9,167   Hilb, Rogal & Hamilton Co.,
            Term Loan ..............................................     Ba3     BB    5.81 to   12/15/09 to      9,269,201
                                                                                       6.31      12/15/11
    3,900   Mitchell International, Inc.,
            Term Loan ..............................................     B1      B+    6.15      08/15/11         3,937,783
    3,885   Universal American Financial Corp.,
            Term Loan ..............................................     NR      BBB-  6.33      03/31/09         3,894,713
   11,792   USI Holdings Corp.,
            Term Loan ..............................................     B1      BB-   6.74      08/11/08        11,843,471
    5,184   Vertafore, Inc.,
            Term Loan ..............................................     NR      NR    6.58 to   12/22/10 to      5,275,928
                                                                                       9.51      12/22/11

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            INSURANCE (CONTINUED)
                                                                                                               ------------
                                                                                                                 57,846,395
                                                                                                               ------------
            MACHINERY 1.4%
    7,658   Alliance Laundry Holdings, LLC,
            Term Loan (b) ..........................................     B1      B     6.14      01/27/12         7,770,030
    2,382   Douglas Dynamics, LLC,
            Term Loan ..............................................     B1      BB-   6.02      12/16/10         2,411,775
    3,000   Flowserve Corp.,
            Term Loan ..............................................     Ba3     BB-   5.81      08/10/12         3,044,064
    6,749   Goodman Global Holdings, Inc.,
            Term Loan ..............................................     B2      B+    6.38      12/23/11         6,854,453
    2,463   United Rentals (North America), Inc.,
            Term Loan ..............................................     B2      BB    6.32      02/14/11         2,486,817
                                                                                                               ------------
                                                                                                                 22,567,139
                                                                                                               ------------
            MEDICAL PRODUCTS & SERVICES 5.0%
    5,360   American Medical Instruments Holdings, Inc.,
            Term Loan ..............................................     B2      B+    6.90 to   12/09/10         5,398,024
                                                                                       7.08
    1,439   Colgate Medical, Ltd. (England),
            Term Loan ..............................................     Ba2     BB-   6.01 to   12/30/08         1,453,023
                                                                                       6.03
    4,836   CONMED Corp.,
            Term Loan (b) ..........................................     Ba3     BB-   6.28      12/15/09         4,900,442
   46,412   DaVita, Inc.,
            Term Loan ..............................................     B1      BB-   6.25 to   10/05/12        47,153,207
                                                                                       6.54
    5,888   Fisher Scientific International, Inc.,
            Term Loan ..............................................     Ba1     BBB   5.52      08/02/11         5,931,847
    3,548   Kinetics Concepts, Inc.,
            Term Loan ..............................................     Ba3     BB    5.78      08/11/10         3,590,433
    1,800   Renal Advantage, Inc.,
            Term Loan ..............................................     NR      NR    6.44      10/06/12         1,820,813
      565   Rotech Healthcare, Inc.,
            Term Loan ..............................................     Ba2     BB    7.03      03/31/08           569,291
    3,582   The Cooper Cos., Inc.,
            Term Loan (b) ..........................................     Ba3     BB    5.50      01/06/12         3,608,865
    3,204   VWR International, Inc.,
            Term Loan ..............................................     B2      B+    6.69      04/07/11         3,253,724
                                                                                                               ------------
                                                                                                                 77,679,669
                                                                                                               ------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS 1.4%
    5,170   New Enterprise Stone & Lime Co., Inc.,
            Term Loan ..............................................     NR      NR    6.61 to   07/30/10         5,208,997
                                                                                       8.00

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *        Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS (CONTINUED)
   14,218   Novelis, Inc.,
            Term Loan ..............................................     Ba2     BB-   5.46      01/06/12          14,387,656
    2,312   Techs Industries, Inc.,
            Term Loan ..............................................     NR      NR    6.77 to   01/14/10           2,315,391
                                                                                       6.84
                                                                                                                   ----------
                                                                                                                   21,912,044
                                                                                                                   ----------
            NATURAL RESOURCES 5.8%
      601   Cheniere LNG Holdings, LLC,
            Term Loan ..............................................     NR      BB    6.77 to   08/30/12             604,313
                                                                                       6.95
    1,855   Coffeyville Resources, LLC,
            Term Loan (b) ..........................................     B1      BB-   6.56 to   06/24/12           1,887,819
                                                                                       8.25
   21,204   El Paso Corp.,
            Term Loan ..............................................     B3      B     6.81      11/23/09          21,387,788
    2,796   Foundation PA Coal Co.,
            Term Loan ..............................................     Ba3     BB-   5.66 to   07/30/11           2,845,640
                                                                                       6.16
   40,863   Kerr-McGee Corp.,
            Term Loan ..............................................     Ba3     BB+   6.26 to   05/24/07 to       41,040,969
                                                                                       6.51      05/24/11
      900   Key Energy Services Group, Inc.,
            Term Loan ..............................................     NR      NR    7.02      06/30/12             914,063
    8,038   LYONDELL-CITGO Refining, LP,
            Term Loan ..............................................     NR      NR    5.51      05/21/07           8,158,824
    4,751   SemCrude, LP,
            Term Loan ..............................................     Ba2     NR    6.12 to   03/16/11           4,777,406
                                                                                       7.75
    9,445   Universal Compression, Inc.,
            Term Loan ..............................................     Ba2     BB    5.59      02/15/12           9,563,101
                                                                                                                   ----------
                                                                                                                   91,179,923
                                                                                                                   ----------
            NON-DURABLE CONSUMER PRODUCTS 1.1%
    4,938   Amscan Holdings, Inc.,
            Term Loan (b) ..........................................     B1      B+    6.56 to   04/30/12           4,968,359
                                                                                       6.89
    4,047   Church & Dwight Co., Inc.,
            Term Loan (b) ..........................................     Ba2     BB    5.82      05/30/11           4,094,470
    5,857   JohnsonDiversey, Inc.,
            Term Loan ..............................................     B1      BB-   5.46      11/03/09           5,925,215
    1,800   Mega Bloks, Inc.,
            Term Loan ..............................................     Ba3     BB-   5.63 to   07/27/10           1,824,188
                                                                                       6.00
                                                                                                                   ----------
                                                                                                                   16,812,232
                                                                                                                   ----------

                                                                          Bank Loan
Principal                                                                 Ratings +
  Amount                                                               --------------               Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *         Value
---------   --------------------------------------------------------   -------   ----   -------   -----------   --------------
            PAPER & FOREST PRODUCTS 0.9%
    2,214   Boise Cascade, LLC,
            Term Loan (b) ..........................................     Ba3     BB     5.78 to   10/29/11          2,247,433
                                                                                        5.84
      998   NewPage Corp.,
            Term Loan ..............................................     B1      B      6.49 to   05/02/11          1,007,475
                                                                                        7.13
    4,241   White Birch Paper Co., (Canada),
            Term Loan ..............................................     B2      B+     6.66 to   04/06/12          4,352,519
                                                                                        7.42
    5,985   Xerium Technologies, Inc.,
            Term Loan ..............................................     B1      BB-    6.02      05/18/12          6,069,167
                                                                                                                   ----------
                                                                                                                   13,676,594
                                                                                                                   ----------
            PERSONAL & MISCELLANEOUS SERVICES 2.8%
    7,800   Affinion Group, Inc,
            Term Loan (b) ..........................................     B1      B+     6.91      10/17/12          7,752,872
    2,036   Alderwoods Group, Inc.,
            Term Loan (b) ..........................................     B1      BB-    5.48 to   09/29/09          2,066,337
                                                                                        6.12
    8,342   Coinmach Laundry Corp.,
            Term Loan (b) ..........................................     B2      B      6.94 to   07/25/09          8,461,415
                                                                                        7.13
    3,651   Global Imaging Systems, Inc.,
            Term Loan ..............................................     Ba2     NR     5.28 to   05/10/10          3,678,176
                                                                                        5.53
    1,750   InfoUSA, Inc.,
            Term Loan ..............................................     Ba3     BB     6.53      03/25/09          1,754,375
   11,112   Iron Mountain, Inc.,
            Term Loan ..............................................     B2      BB-    5.63 to   04/02/11         11,223,544
                                                                                        5.72
    6,942   Stewart Enterprises, Inc.,
            Term Loan ..............................................     Ba3     BB     5.39 to   11/19/11          7,033,581
                                                                                        5.77
    1,050   United Online, Inc.,
            Term Loan ..............................................     B1      B+     6.88 to   12/13/08          1,055,250
                                                                                        7.19
                                                                                                                   ----------
                                                                                                                   43,025,550
                                                                                                                   ----------
            PHARMACEUTICALS 2.1%
   10,976   MedPointe, Inc.,
            Term Loan ..............................................     B2      B      8.24 to   09/30/07 to      11,095,593
                                                                                        9.10      09/30/08
    1,496   Mylan Laboratories, Inc.,
            Term Loan ..............................................     Ba1     BBB-   5.40      06/30/10          1,516,823
   20,482   Warner Chilcott Holding Co.,
            Term Loan ..............................................     B2      B      6.46 to   01/18/12         20,582,732
                                                                                        6.77
                                                                                                                   ----------
                                                                                                                   33,195,148
                                                                                                                   ----------

                                                                          Bank Loan
Principal                                                                 Ratings +
  Amount                                                               --------------               Stated
  (000)     Borrower                                                   Moody's    S&P    Coupon    Maturity *        Value
---------   --------------------------------------------------------   -------   ----   -------   -----------   ---------------
            PRINTING & PUBLISHING 12.5%
   11,726   Adams Outdoor Advertising, LP,
            Term Loan (b) ..........................................     B1       B+    5.87 to   10/18/12           11,902,210
   10,107   American Media Operations, Inc.,                                            6.20
            Term Loan (b) ..........................................     B1       B     6.81      04/01/07           10,228,762
    7,374   American Reprographics Co.,
            Term Loan ..............................................     Ba2      BB    5.52 to   06/18/09            7,429,759
                                                                                        5.64
    1,789   Ascend Media Holdings, LLC,
            Term Loan ..............................................     NR       NR    6.46 to   01/31/12            1,794,340
                                                                                        6.81
    2,993   Canon Communications, LLC,
            Term Loan ..............................................     B3       B     7.77      05/31/11            2,992,500
    9,900   Cygnus Business Media, Inc.,
            Term Loan ..............................................     B3       B-    9.75      07/13/09            9,850,500
    4,862   Day International Group, Inc.,
            Term Loan ..............................................     B1       B     7.53 to   09/16/09            4,895,100
                                                                                        7.59
    2,828   Dex Media East, LLC,
            Term Loan (b) ..........................................     Ba2      BB    5.50 to   05/08/09            2,844,852
   13,310   Dex Media West, LLC,                                                        5.93
            Term Loan ..............................................     Ba2      BB    5.49 to   03/09/10           13,389,217
                                                                                        5.96
    4,950   Endurance Business Media, Inc.,
            Term Loan ..............................................     B1       B     6.22      03/08/12            4,996,406
    1,800   Enterprise NewsMedia, LLC,
            Term Loan ..............................................     NR       NR    6.86      06/30/12            1,822,500
   14,283   F&W Publications, Inc.,
            Term Loan ..............................................     NR       NR    6.03 to   08/05/12 to        13,162,875
                                                                                        10.40     02/05/13
    3,271   Freedom Communications,
            Term Loan ..............................................     Ba2      BB    5.37 to   05/01/13            3,301,296
                                                                                        5.53
    2,146   FSC Acquisition, LLC,
            Term Loan ..............................................     B2       B     6.02 to   08/01/12            2,153,742
                                                                                        6.33
    9,056   Haights Cross Communications, LLC,
            Term Loan ..............................................     B3       B-    7.29 to   08/20/08            9,192,117
                                                                                        8.29
    6,301   Herald Media, Inc.,
            Term Loan ..............................................     NR       NR    6.78 to   07/22/11 to         6,362,615
                                                                                        9.78      01/22/12
   11,445   Journal Register Co.,
            Term Loan ..............................................     Ba2      BB    5.55 to   08/12/12           11,550,511
                                                                                        5.74

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            PRINTING & PUBLISHING (CONTINUED)
    8,548   Liberty Group Operating, Inc.,
            Term Loan ..............................................     B1      B     6.19 to   02/28/12         8,635,555
                                                                                       6.38
    3,600   MC Communications, LLC,
            Term Loan ..............................................     NR      NR    6.54      12/31/10         3,631,500
    4,753   MediaNews Group, Inc.,
            Term Loan ..............................................     NR      NR    5.34      12/30/10         4,769,763
    9,094   Merrill Communications, LLC,
            Term Loan ..............................................     Ba3     B+    6.58      07/30/09         9,216,266
    8,883   Morris Publishing Group LLC,
            Term Loan ..............................................     Ba2     BB    5.81      03/31/11         8,927,289
    7,386   Network Communications, Inc.,
            Term Loan ..............................................     NR      NR    6.25 to   06/30/11 to      7,386,317
                                                                                       8.25      12/31/11
    8,527   Primedia, Inc.,
            Term Loan ..............................................     NR      B     6.11      09/30/13         8,359,539
   21,396   R.H. Donnelley, Inc.,
            Term Loan ..............................................     Ba3     BB    5.52 to   12/31/09 to     21,565,030
                                                                                       6.17      06/30/11
    4,588   Source Media, Inc.,
            Term Loan ..............................................     B2      NR    6.27 to   11/08/11 to      4,660,942
                                                                                       9.29      08/30/12
                                                                                                               ------------
                                                                                                                195,021,503
                                                                                                               ------------
            RESTAURANTS & FOOD SERVICE 2.3%
    5,984   Arby's, LLC,
            Term Loan ..............................................     B1      B+    6.11 to   07/25/12         6,028,020
                                                                                       6.49
   12,269   Burger King Corp.,
            Term Loan (b) ..........................................     Ba2     B+    5.83      06/30/12        12,411,659
    2,927   Captain D's, LLC,
            Term Loan ..............................................     NR      NR    7.84      12/27/10         2,970,398
    6,967   Carrolls Corp.,
            Term Loan (b) ..........................................     B1      B+    6.56      12/31/10         7,071,613
    4,782   Denny's Corp.,
            Term Loan ..............................................     B3      CCC   7.12 to   09/30/09 to      4,879,243
                                                                                       9.39      09/30/10
    2,895   Landry's Restaurants, Inc.,
            Term Loan ..............................................     Ba2     BB-   5.78 to   12/28/10         2,926,883
                                                                                       5.95
                                                                                                               ------------
                                                                                                                 36,287,816
                                                                                                               ------------
            RETAIL - OIL & GAS 1.8%
      404   Barjan Products, LLC,
            Term Loan ..............................................     NR      NR    9.75      04/30/07           404,388

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            RETAIL - OIL & GAS (CONTINUED)
      683   Barjan Products, LLC,
            Term Loan (g) ..........................................     NR      NR    11.75     04/30/07               315
      786   Barjan Products, LLC,
            Revolving Credit Agreement .............................     NR      NR    9.25      04/30/07           786,415
   16,100   The Pantry, Inc.,
            Term Loan ..............................................     B1      B-    6.34      03/12/11        16,361,372
   10,500   Travelcenters of America, Inc.,
            Term Loan ..............................................     B1      BB    5.62 to   12/01/11        10,624,688
                                                                                       5.77
                                                                                                               ------------
                                                                                                                 28,177,178
                                                                                                               ------------
            RETAIL - SPECIALTY 1.9%
   14,829   Nebraska Book Co., Inc.,
            Term Loan ..............................................     B2      B     6.52 to   03/04/11        14,958,456
                                                                                       6.70
   14,966   Visant Holding Corp.,
            Term Loan ..............................................     B1      B+    5.94 to   10/04/10 to     15,192,423
                                                                                       6.44      10/04/11
       54   Visant Holding Corp.,
            Revolving Credit Agreement .............................     B1      B+    8.00      10/04/10            52,855
                                                                                                               ------------
                                                                                                                 30,203,734
                                                                                                               ------------
            RETAIL - STORES 1.6%
    3,682   Advance Stores Co., Inc.,
            Term Loan (b) ..........................................     Ba1     BB+   5.56 to   09/30/10         3,735,481
                                                                                       5.75
    1,257   Murray's Discount Auto Stores, Inc.,
            Term Loan ..............................................     NR      NR    7.89 to   08/08/09         1,258,977
                                                                                       9.25
   19,500   Neiman-Marcus Group, Inc.,
            Term Loan ..............................................     B1      B+    6.48      04/06/13        19,626,750
                                                                                                               ------------
                                                                                                                 24,621,208
                                                                                                               ------------
            TECHNOLOGY 3.2%
    3,750   DoubleClick, Inc.,
            Term Loan ..............................................     B2      B     7.79      07/13/12         3,782,813
   45,386   Sungard Data Systems, Inc.,
            Term Loan ..............................................     B1      B+    6.28      02/11/13        45,837,525
                                                                                                               ------------
                                                                                                                 49,620,338
                                                                                                               ------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 2.5%
    5,400   Cincinnati Bell, Inc.,
            Term Loan (b) ..........................................     Ba3     B+    5.36 to   08/31/12         5,437,125
                                                                                       5.39
    9,800   Fairpoint Communications, Inc.,
            Term Loan ..............................................     B1      BB-   5.81      02/08/12         9,911,475

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   ------------
            TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS (CONTINUED)
    3,500   Hawaiian Telcom, Inc.,
            Term Loan ..............................................     B1      B+    6.28      10/31/12         3,543,204
    2,400   Madison River Capital, LLC,
            Term Loan ..............................................     B1      B+    6.59      07/29/12         2,435,501
    1,702   Orius Corp., LLC,
            Term Loan (j)...........................................     NR      NR    8.61 to   01/23/09 to        487,876
                                                                                       9.11      01/23/10
    1,127   Orius Corp., LLC,
            Revolving Credit Agreement (j)..........................     NR      NR    6.54      01/31/06           999,862
   13,425   Qwest Corp.,
            Term Loan ..............................................     Ba3     BB    7.12 to   06/30/07 to     13,864,351
                                                                                       8.53      06/15/13
    2,900   Valor Telecommunications, LLC,
            Term Loan ..............................................     Ba3     BB-   5.77 to   02/14/12         2,939,356
                                                                                       5.83
    7,500   WCI Capital Corp.,
            Term Loan (a) (c) (i)  .................................     NR      NR    N/A       09/30/07           112,500
    1,216   WCI Capital Corp.,
            Debtor in Possesion (a) (c) (i)  .......................     NR      NR    N/A       12/31/04            50,103
                                                                                                               ------------
                                                                                                                 39,781,353
                                                                                                               ------------
            TELECOMMUNICATIONS - LONG DISTANCE 0.4%
    5,946   WilTel Communications Group, LLC,
            Term Loan ..............................................     B2      NR    7.44 to   10/01/09 to      5,991,418
                                                                                       9.69      12/31/10
                                                                                                               ------------
            TELECOMMUNICATIONS-WIRELESS 1.5%
    2,200   AAT Communications Corp.,
            Term Loan ..............................................     B1      BB+   6.61      07/29/13         2,234,375
    3,567   Cellular South, Inc.,
            Term Loan (b) ..........................................     NR      NR    5.81 to   05/04/11         3,604,869
                                                                                       7.25
   12,805   Centennial Cellular, Inc.,
            Term Loan (b) ..........................................     B1      B-    5.77 to   02/09/11        12,906,749
                                                                                       6.45
    4,000   Nextel Partners, Inc.,
            Term Loan ..............................................     Ba1     BBB-  5.37      05/31/12         4,022,084
                                                                                                               ------------
                                                                                                                 22,768,077
                                                                                                               ------------
            TEXTILES & LEATHER 0.6%
    1,995   Malden Mills Industries, Inc.,
            Term Loan (a) ..........................................     NR      NR    8.50      10/01/08           599,355
    8,250   The William Carter Co.,
            Term Loan ..............................................     B1      BB    5.65 to   07/14/12         8,360,864
                                                                                       5.81

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------               Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon   Maturity *         Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   --------------
            TEXTILES & LEATHER (CONTINUED)
                                                                                                               --------------
                                                                                                                    8,960,219
                                                                                                               --------------
            TRANSPORTATION - CARGO 0.7%
    2,800   Jacobson Acquisition Co.,
            Term Loan ..............................................     NR      NR    7.28 to   04/07/09 to        2,807,000
                                                                                       7.78      04/07/11
    4,965   Pacer International, Inc.,
            Term Loan ..............................................     B1      BB    5.81 to   06/10/10           5,020,559
                                                                                       7.50
    2,958   Quality Distribution, Inc.,
            Term Loan ..............................................     Caa1    B-    7.00 to   11/13/09           2,972,607
                                                                                       7.08
      360   Quality Distribution, Inc.,
            Revolving Credit Agreement .............................     Caa1    B-    9.00      11/13/08             360,000
                                                                                                               --------------
                                                                                                                   11,160,166
                                                                                                               --------------
            TRANSPORTATION - PERSONAL 0.1%
      934   Neoplan USA Corp.,
            Revolving Credit Agreement (d)(i) ......................     NR      NR    8.07      06/30/06             933,750
                                                                                                               --------------
            TRANSPORTATION-RAIL MANUFACTURING 0.7%
   10,356   Helm Holding Corp.,
            Term Loan ..............................................     NR      NR    6.25 to   07/08/11 to       10,546,693
                                                                                       10.25     07/08/12
                                                                                                               --------------
            UTILITIES 4.0%
   20,374   Allegheny Energy, Inc.,
            Term Loan (b) ..........................................     Ba2     BB    5.64 to   03/08/11          20,618,918
                                                                                       5.92
    4,067   Coletto Creek WLE, LP,
            Term Loan (b) ..........................................     Ba3     BB    6.16      06/30/11           4,138,658
      600   La Paloma Generating Co., LLC,
            Term Loan ..............................................     B2      B     7.52      08/16/13             609,094
    1,945   Midwest Generation, LLC,
            Term Loan ..............................................     Ba3     BB-   6.05 to   04/27/11           1,970,597
                                                                                       6.22
    4,992   Pike Electric, Inc.,
            Term Loan ..............................................     NR      NR    6.19 to   07/01/12 to        5,054,251
                                                                                       6.25      12/10/12
    6,300   Primary Energy Operations, LLC,
            Term Loan ..............................................     NR      NR    6.52      08/24/09           6,380,060
   14,304   Reliant Energy Resources Corp.,
            Term Loan ..............................................     B1      B+    6.09 to   04/30/10          14,366,550
                                                                                       6.43

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------               Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon   Maturity *         Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   --------------
            UTILITIES (CONTINUED)
    5,877   Texas Genco, LLC,
            Term Loan ..............................................     Ba2     BB    5.87 to   12/14/11           5,906,582
                                                                                       6.02
    3,150   Thermal North America, Inc.,
            Term Loan ..............................................     Ba3     BB-   5.88      10/12/13           3,175,594
                                                                                                               --------------
                                                                                                                   62,220,304
                                                                                                               --------------
TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 178.0% .................                                            2,775,868,631
                                                                                                               --------------
NOTES 2.6%

Barjan Products, LLC ($1,194,460 par, 5.00% coupon, maturing 04/30/07) (g)                                     $            0
Builders FirstSource, Inc. ($5,700,000 par, 7.52% coupon, maturing 02/15/12) (h)                                    5,757,000
Commonwealth Brands, Inc. ($1,500,000 par, 10.83% coupon, maturing 08/28/07) (h)                                    1,571,250
Compression Polymers Corp. ($2,700,000 par, 10.46% coupon, maturing 07/01/12) (h)                                   2,497,500
Del Laboratories ($5,400,000 par, 9.25% coupon, maturing 11/01/11) (h)                                              5,413,500
Insight Health Services ($12,000,000 par, 9.21% coupon, maturing 11/01/11) (h)                                     11,490,000
Qwest Corp. ($3,500,000 par, 6.25% coupon, maturing 06/15/13) ( h)                                                  3,710,000
Rogers Wireless Communications, Inc. ($9,000,000 par, 6.54% coupon, maturing
   12/15/10) (Canada) (h)                                                                                           9,360,000
US Unwired, Inc. ($1,200,000 par, 7.66% coupon, maturing 06/15/10) (h)                                              1,230,000
                                                                                                               --------------
TOTAL NOTES                                                                                                        41,029,250
                                                                                                               --------------
EQUITIES  0.1%

Aladdin Gaming Holdings, LLC (7.84% Ownership Interest, Acquired 09/30/04,
   Cost $470,400 (e) (f)                                                                                               71,556
Barjan Products, LLC. (2,201,571 preferred shares, Acquired 06/21/04,
   Cost $3,104,488) (e) (f)                                                                                                 0
Comdisco Holding Co., Inc. (134 common shares) (e)                                                                      2,278
Environmental Systems Products Holdings, Inc. (3,275 common shares, Acquired
   06/22/04, Cost $0) (e) (f)                                                                                          91,995
IDT Corp. (22,898 common shares) (e)                                                                                  273,402
Imperial Home Decor Group, Inc. (512,023 common shares, Acquired 04/26/01,
   Cost $522,263) (d) (e) (f) (i)                                                                                           0
London Clubs International (Warrants for 141,982 common shares, Acquired
   10/15/04, Cost $260,912) (e) (f)                                                                                   305,339
Malden Mills Industries (263,436 common shares, Acquired 10/29/03, Cost $0) (e) (f)                                         0
Malden Mills Industries (860,902 preferred shares, Acquired 10/29/03, Cost $0) (e) (f)                                      0
Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost $1,074,521) (d) (e) (f) (i)                             23
Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03, Cost $85) (d) (e) (f) (i)                                       85
Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0) (e) (f) (j)                                                 0
Planet Hollywood International, Inc. (Warrants for 89,674 common shares,  Acquired 09/03/04 &
   07/22/05, Cost $0) (e) (f)                                                                                               0
Railworks Corp. (Warrants for 865 common shares, Acquired 02/10/03, Cost $0) (e) (f)                                        0
Rotech Medical (48,485 common shares, Acquired 06/12/02, Cost $193,940) (e) (f)                                             0

                                                                         Bank Loan
Principal                                                                Ratings +
  Amount                                                               -------------                Stated
  (000)     Borrower                                                   Moody's   S&P    Coupon    Maturity *       Value
---------   --------------------------------------------------------   -------   ---   -------   -----------   -------------
Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00, Cost $1,714,995) (e) (f)                                    0
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (e) (f)                                                  0
Targus Group International (Warrants for 28,689 common shares,  Acquired 01/30/04, Cost $0) (e) (f)                    57,378
                                                                                                               --------------
TOTAL EQUITIES                                                                                                        802,056
                                                                                                               --------------
TOTAL LONG-TERM INVESTMENTS 180.7%
(Cost $2,268,457,713)                                                                                           2,817,699,937
                                                                                                               --------------

SHORT-TERM INVESTMENTS 1.6%

REPURCHASE AGREEMENT 1.4%

State Street Bank & Trust Corp. ($23,000,000 par collateralized by U.S. Government obligations in a
pooled cash account, interest rate of 3.93%, dated 10/31/05, to be sold on 11/01/05 at $23,002,511) (b)            23,000,000

TIME DEPOSIT  0.2%

State Street Bank & Trust Corp. ($2,842,422 par, 1.95% coupon, dated 10/31/05, to be sold on 11/01/05
at $2,842,576) (b)                                                                                                  2,842,422
                                                                                                               --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,842,422)                                                                                                 25,842,422
                                                                                                               --------------
TOTAL INVESTMENTS 182.3%
(Cost $2,850,287,203)                                                                                           2,843,542,359

BORROWINGS (36.8%)                                                                                               (574,000,000)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (44.9%)                                                       (700,327,561)

LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%)                                                                       (9,910,922)
                                                                                                               --------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                                                  $1,559,303,876
                                                                                                               --------------

NR - NOT RATED

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

     Industry percentages are calculated as a percentage of net assets applicable to common shares.

(a)  This Senior Loan interest is non-income producing.

(b) A portion of this security is segregated in connection with unfunded commitments.

(c)  This borrower has filed for protection in federal bankruptcy court.

(d)  Affiliated company.

(e) Non-income producing security as this stock or warrant currently does not declare dividends.

(f) Restricted Security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.03% of the net assets applicable to common shares of the Trust.

(g)  Payment-in-kind security.

(h) Variable rate security. Interest rate shown is that in effect at October 31, 2005.

(i)  This borrower is currently in liquidation.

(j) Subsequent to October 31, 2005, this borrower filed for protection in federal bankruptcy court.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 19, 2005

By: /s/ Phillip G. Goff
   --------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: December 19, 2005